Debt - Summary of Convertible Notes (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Member]
Debt Instrument [Line Items]
Face value of the convertible notes	$ 6,633,538	$ 4,100,538
Debt discount, net	(666,402)	(828,089)
Carrying value of the convertible notes	5,967,136	3,272,449
Accrued interest	497,961	152,578
Total convertible notes and accrued interest	6,465,097	3,425,027
Nonrelated Party [Member]
Debt Instrument [Line Items]
Face value of the convertible notes	3,346,206	1,861,206
Debt discount, net	(430,808)	(419,601)
Carrying value of the convertible notes	2,915,398	1,441,605
Accrued interest	191,418	48,702
Total convertible notes and accrued interest	3,106,816	1,490,307
Loan Agreement With CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Face value of the convertible notes	1,821,345	1,821,345	$ 1,500,000
Debt discount, net	(44,045)	(63,715)	(62,529)
Carrying value of the convertible notes	1,777,300	1,757,630	1,437,471
Accrued interest	808,797	518,904	217,124
Total convertible notes and accrued interest	$ 2,586,097	$ 2,276,534	$ 1,654,595